Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Retained Earnings	Total
Begning balance, shares at Dec. 31, 2016	49,115
Begning balance, amount at Dec. 31, 2016	$ 92,125		$ 38,724	$ (131,091)	$ (241)
Share issuance, shares	1,423
Share issuance, amount	$ 5,757	(718)			5,039
Warrant exercise for shares, shares	549
Warrant exercise for shares, amount	$ 88		(88)
Share issuance for conversion of debt and accrued interest, shares	2,031
Share issuance for conversion of debt and accrued interest, amount	$ 1,083				1,083
Share compensation and option expense, shares	3,260
Share compensation and option expense, amount	$ 9,143		(2,846)		6,297
Net loss				(13,429)	(13,429)
Ending balance, shares at Dec. 31, 2017	56,378
Ending balance, amount at Dec. 31, 2017	$ 108,196	(718)	35,790	(144,519)	(1,251)
Shares issuance for cash and subscriptions, shares	5,188
Shares issuance for cash and subscriptions, amount	$ 15,082	(150)			14,932
Stock-based commission, shares	10
Stock-based commission, amount	$ 32				32
Stock-based compensation, shares	3,100
Stock-based compensation, amount	$ 3,374		509		3,883
Net loss				(10,594)	(10,594)
Ending balance, shares at Dec. 31, 2018	64,676
Ending balance, amount at Dec. 31, 2018	$ 126,684	(868)	36,299	(155,113)	7,002
Shares issuance for cash and subscriptions, shares	2,542
Shares issuance for cash and subscriptions, amount	$ 4,800	279			5,079
Lease adoption prior year cumulative effect				(12)	(12)
Warrant issued			200		200
Stock-based compensation and service fee, Shares	4,000
Stock-based compensation and service fee, amount	$ 5,070		(729)		4,341
Net loss				(13,162)	(13,162)
Ending balance, shares at Dec. 31, 2019	71,218
Ending balance, amount at Dec. 31, 2019	$ 136,554	$ (589)	$ 35,770	$ (168,287)	$ 3,448